Fair value measurement - Summary of the financial instruments measured by level within the fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair value measurement
Total	¥ 14,991,592	¥ 9,867,516
Level 1
Fair value measurement
Total	8,573,605	6,725,766
Level 2
Fair value measurement
Total	5,056,905	3,141,750
Level 3
Fair value measurement
Total	1,361,082
Recurring | Structured notes under fair value option
Fair value measurement
Total	3,179,829	1,755,009
Recurring | Listed equity securities
Fair value measurement
Total	8,573,605	6,725,766
Recurring | Investments in Kargobot
Fair value measurement
Total	528,709
Recurring | Other debt investments under fair value option
Fair value measurement
Total	2,459,081	1,386,741
Recurring | Contingent consideration assets
Fair value measurement
Total	250,368
Recurring | Level 1 | Listed equity securities
Fair value measurement
Total	8,573,605	6,725,766
Recurring | Level 2 | Structured notes under fair value option
Fair value measurement
Total	3,179,829	1,755,009
Recurring | Level 2 | Other debt investments under fair value option
Fair value measurement
Total	1,877,076	¥ 1,386,741
Recurring | Level 3 | Investments in Kargobot
Fair value measurement
Total	528,709
Recurring | Level 3 | Other debt investments under fair value option
Fair value measurement
Total	582,005
Recurring | Level 3 | Contingent consideration assets
Fair value measurement
Total	¥ 250,368